Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income tax expense
The components of income tax expense are as follows:

	2012	2011	2010
Current
Federal	$2,124,566	$2,088,090	$2,672,328
State	457,585	478,495	595,026
Total current	2,582,151	2,566,585	3,267,354
Deferred	(174,151)	10,215	(303,854)
Total	$2,408,000	$2,576,800	$2,963,500

Components of deferred taxes

The components of the deferred taxes are as follows:

Nonaccrual loan interest	$(26,841)	$(31,226)	$(51,858)
Provision for loan losses	(45,115)	122,641	(136,361)
Provision for impairment of investment value	31,197	(74,549)	-
Other real estate owned	(136,545)	(22,075)	(84,356)
Employee benefit	8,294	4,225	4,250
Depreciation	(21,256)	16,579	(28,384)
Discount accretion	16,115	(5,380)	(7,145)
	$(174,151)	$10,215	$(303,854)

Components of net deferred tax liability
The components of the net deferred tax liability are as follows:

Deferred tax assets
Nonaccrual loan interest	$119,919	$93,078	$61,852
Allowance for loan losses	61,585	16,470	139,111
Other than temporary impairment of investment value	43,352	74,549	-
Other real estate owned	266,835	130,290	108,215
Employee benefit	8,385	16,679	20,904
	500,076	331,066	330,082
Deferred tax liabilities
Depreciation	128,260	149,516	132,937
Discount accretion	16,115	-	5,380
Unrealized gain on securities available for sale	418,283	405,133	575,091
	562,658	554,649	713,408
Net deferred tax liability	$(62,582)	$(223,583)	$(383,326)

Reconciliation of the provision for taxes on income from statutory federal income tax rates to the effective income tax rates
A reconciliation of the provision for taxes on income from the statutory federal income tax rates to the effective income tax rates follows:

Statutory federal income tax rate	34.00%	34.00%	34.00%
Increase (decrease) in tax rate resulting from
Tax-exempt income	(2.92)	(2.51)	(2.01)
Non-deductible expenses	0.05	0.04	0.04
State income taxes net of federal income tax benefit	4.46	4.28	4.29
	35.59%	35.81%	36.32%